(Loss)/Gain on Derivative Instruments and Other Financial Items, Net - Gains (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Derivative Instruments, Gain (Loss) [Line Items]
(Losses)/gains on derivative instruments, net	$ (10,638)	$ 6,309
Interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized MTM adjustment for interest rate swap (“IRS”) derivatives	(11,611)	1,754
Net interest income on undesignated IRS derivatives	$ 973	$ 4,555